Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	Years Ended December 31,
	2024	2023
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State and local tax, net of federal benefit	(8.0)	(8.5)
State and local tax rate change	3.1	1.6
Permanent differences	0.1	0.4
Research and development	(5.8)	(0.9)
Change in valuation allowance	33.0	28.4
Other	(1.4)	—
Total provision	—%	—%

Schedule of Deferred Tax Assets for Federal Income Taxes

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following (in thousands):

	December 31,
	2024	2023
Deferred tax assets
Net operating losses	$87,742	$72,689
Capitalized research and development costs, net of amortization	35,608	33,778
Research and development credits	13,269	9,746
Start-up costs	4,051	4,407
Deferred revenue	12,182	13,353
Lease liability	733	668
Accrued compensation	405	—
Amortizable assets and other	27	21
Equity compensation	1,115	87
Gross deferred tax assets	155,132	134,749
Valuation allowance	(153,855)	(133,580)
Deferred tax assets, net of valuation allowance	1,277	1,169
Deferred tax liabilities
Right of use asset	(848)	(645)
Depreciation	(429)	(524)
Deferred tax liabilities	(1,277)	(1,169)
Net deferred tax assets and liabilities	$—	$—